Note 20 - Other Non Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended				12 Months Ended
	Oct. 15, 2011	Dec. 31, 2012	Dec. 31, 2012 Tranche A [Member]	Dec. 31, 2012 Tranche B [Member]	Dec. 31, 2012 Tranche A and B [Member]
Lease Termination Expenses	$ 5,750
Outstanding Lease Termination Fee		5,306	4,500	806
Interest Rate					3.00%
Outstanding Lease Termination Fee NonCurrent		$ 4,706